GS Mortgage-Backed Securities Trust 2022-PJ2 ABS-15G

Exhibit 99.1 - Schedule 6

Seller Loan ID	Field ID	Original Field Value	Audit Value	Data Compare
XXXX	Property_Type	XXXX	XXXX	FALSE
XXXX	Property_Type	XXXX	XXXX	FALSE
XXXX	Property_Type	XXXX	XXXX	FALSE
XXXX	Property_Type	XXXX	XXXX	FALSE
XXXX	Property_Type	XXXX	XXXX	FALSE
XXXX	Property_Type	XXXX	XXXX	FALSE
XXXX	Property_Type	XXXX	XXXX	FALSE